EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFIT PLAN
Contribution for employee benefits	¥ 233,917	¥ 682,006	¥ 810,275